Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	91-0462470
EBP, Plan Number	003
Notes receivable from participants	$ 8,209,697
Total assets held for investment purposes	963,468,337
Investment, Identifier [Axis]: Avista Corporation Company Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 19,092,877
EBP, Investment, Issuer Name [Extensible Enumeration]	Avista Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:CommonStockMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Baird Core Plus Bond Fund Instl Class Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,139,290
EBP, Investment, Issuer Name [Extensible Enumeration]	Baird Core Plus Bond Fund Instl Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MFS Growth Fund Class R6 Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 44,634,607
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Growth Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Self-Directed Brokerage Fund Self-Directed Brokerage Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,395,322
EBP, Investment, Issuer Name [Extensible Enumeration]	Self-Directed Brokerage Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Self-Directed Brokerage Account [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Inst'l Large Cap Value Fd C Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 19,010,651
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Inst'l Large Cap Value Fd C [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price QM US Sm-Cap Grwth Eqty Fd I Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,896,185
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price QM US Sm-Cap Grwth Eqty Fd I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Total Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 885,418,068
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Transamerica International Equity R6 Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,922,085
EBP, Investment, Issuer Name [Extensible Enumeration]	Transamerica International Equity R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,642,885
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Federal Money Market Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Infla-Prot Securities Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,443,506
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Infla-Prot Securities [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Institutional Index Fund Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 200,479,375
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Institutional Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Intl Growth Fund Admiral Shares Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 8,155,840
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Intl Growth Fund Admiral Shares [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Mid-Cap Index Fund Instl Shares Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 46,390,131
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Mid-Cap Index Fund Instl Shares [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust III Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 33,352,373
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Retirement Savings Trust III [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Sm-Cap Growth Index Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 29,306,757
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Sm-Cap Growth Index [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Sm-Cap Value Index Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,328,793
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Sm-Cap Value Index [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Ret 2020 Trust II Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,708,971
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Ret 2020 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Ret 2025 Trust II Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,547,111
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Ret 2025 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Ret 2030 Trust II Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,707,910
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Ret 2030 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Ret 2035 Trust II Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 12,369,732
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Ret 2035 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Ret 2040 Trust II Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,477,161
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Ret 2040 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Ret 2045 Trust II Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 22,906,814
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Ret 2045 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Ret 2050 Trust II Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 29,462,450
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Ret 2050 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Ret 2055 Trust II Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 24,697,621
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Ret 2055 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Ret 2060 Trust II Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 16,911,710
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Ret 2060 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Ret 2065 Trust II Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,854,155
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Ret 2065 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Ret 2070 Trust II Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 863,002
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Ret 2070 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Ret Income & Grwoth Trust II Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 296,440
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Ret Income & Growth Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Ret Income Trust II Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,670,173
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Ret Income Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Total Bd Mkt Indx Inv Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 64,838,493
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total Bd Mkt Indx Inv [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Total Int'l Stock Idx Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 82,961,262
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total Int'l Stock Idx [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Wellington Fund Admiral Shares Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 161,768,149
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Wellington Fund Admiral Shares [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Victory Sycamore Sm Co Opportunity Fd R6 Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,026,809
EBP, Investment, Issuer Name [Extensible Enumeration]	Victory Sycamore Sm Co Opportunity Fd R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%